General Information	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 — GENERAL INFORMATION

a.	General

Jeffs’ Brands Ltd (the “Company” or “Jeffs’ Brands”) was incorporated in Israel on March 7, 2021. As of the date of issuance of these financial statements the Company has five wholly owned subsidiaries — Smart Repair Pro (“Smart Pro”), Top Rank Ltd. (“Top Rank”), Jeffs’ Brands Holdings Inc. (“Jeffs’ Brands Holdings”), Fort Products Ltd. (“Fort”) and Fort Products LLC (“Fort US”) (the “Subsidiaries”). The Company and the Subsidiaries (“Group”) are engaged in the acquisition, improvement and operation of virtual stores (the “Brands”) mainly on the Amazon.com (“Amazon”) website.

References to the Company hereinafter, unless the context otherwise provides, include Jeffs’ Brands and the Subsidiaries on a consolidated basis.

Smart Pro, a private corporation founded in the State of California, was established on December 20, 2017, and commenced its operations in June 2019. As of December 31, 2023, Smart Pro operated four brands on the Amazon website.

In April 2021, Top Rank, an Israeli company, was established as a wholly owned subsidiary of Jeffs’ Brands.

On February 23, 2023, Jeffs’ Brands Holdings Inc., was established and registered in Delaware as a wholly owned subsidiary of Jeffs’ Brands.

On March 9, 2023, the Company purchased all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales. For additional information see note 5.

On April 23, 2023, Fort US, was incorporated and registered under the laws of the State of Delaware as a wholly owned subsidiary of Jeffs’ Brands Holdings.

On February 23, 2023, the Company purchased approximately 49% of the issued and outstanding shares of common stock of SciSparc Nutraceuticals Inc. (“SciSparc U.S”). For additional information see note 7.

b.	Initial public offering

On August 30, 2022, the Company completed its initial public offering (“IPO”), for additional information see note 13.

c.	Concentration risk

The Group’s activities are mainly conducted through Amazon’s commercial platform. Any material change, whether temporary or permanent, including changes in Amazon’s terms of use and/or its policies, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

In addition, the Group is engaged with a small number of suppliers as part of the production process of its brands. Any material changes in the supply process, whether temporary or permanent, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

e.	Liquidity

During the year ended December 31, 2023, the Group incurred a net loss of 4,598 thousand and cash flows used in operating activities were $ 2,668 thousand. As of December 31, 2023, the Group had an accumulated deficit of approximately $8,276 thousand.

The Group has funded its operations to date through the sale of its products, through equity financings, loans from shareholders and other third parties, and sale of its Ordinary Shares and warrants. The Company intends to continue to finance its operating activities through the sale of products via its Brands and through raising additional capital, as needed.

On January 29, 2024, the Company entered into a private placement transaction (the “Private Placement”), pursuant to a Securities Purchase Agreement with certain institutional investors for aggregate gross proceeds of approximately $7.275 million, before deducting fees to the placement agent and other expenses payable by the Company in connection with the Private Placement.

Management believes that expected cash flows are sufficient to support the Group’s current operations for more than 12 months from the issuance date of these consolidated financial statements.